Reporting Entity	12 Months Ended
Dec. 31, 2017
Reporting Entity [Abstract]
Reporting Entity
Note 1 -	Reporting Entity

B Communications Ltd. (“the Company”) is an Israeli resident company incorporated in Israel. The address of the Company’s registered office is 2 Dov Friedman Street, Ramat-Gan, Israel. The consolidated financial statements of the Company as at and for the year ended December 31, 2017 include the accounts of the Company and its subsidiaries. The Company is a majority-owned subsidiary of Internet Gold - Golden Lines Ltd. (“IGLD” or “Internet Gold”) and its ultimate parent is Eurocom Holdings (1979) Ltd. (“Eurocom”).

On April 14, 2010, the Company completed the acquisition of 30.44% of the outstanding shares of Bezeq - The Israel Telecommunications Corp. Limited (“Bezeq”) and became the controlling shareholder of Bezeq. Bezeq’s ordinary shares are registered for trade on the Tel Aviv Stock Exchange.

On February 1, 2016, the Company sold 115,500,000 shares of Bezeq (4.18% of the outstanding shares of Bezeq) for NIS 8.5 per share or NIS 978, net of transaction costs. The Company retained a 26.34% ownership interest in Bezeq, following the closing of the transaction. For more information relating to the Company’s control over Bezeq, see Note 12F.

The ordinary shares of the Company are registered for trade on the NASDAQ Global Select Market and on the Tel Aviv Stock Exchange.

On June 20, 2017, the Israel Securities Authority began an open investigation (“the Investigation”), which included searches at the offices of Bezeq and of DBS and seizure of documents.

As part of the investigation, the Chairman of Bezeq’s Board of Directors (when the investigation was initiated) was questioned, as well as Bezeq’s CEO, the CEO and CFO of DBS, and to the best of Bezeq’s knowledge, other senior officers and officers in the Group.

On November 6, 2017, the Israel Securities Authority (“the ISA”) issued a press release regarding the conclusion of the Investigation and the transfer of the Investigation file to the Tel Aviv District Attorney (Taxation and Economics). In accordance with the notice, the ISA concluded that there is prima facie evidence establishing the involvement of the main suspects in the case, in offenses of: (1) fraudulently receiving funds in connection with the entitlement of Bezeq’s controlling shareholder to a receive contingent consideration of NIS 170 as part of the transaction for Bezeq’s purchase of DBS shares from Bezeq’s controlling shareholder, which consideration was based on certain targets to be met by DBS; (2) leaking the material of the independent committee of Bezeq’s Board of Directors that examined interested party transactions (the transaction for the acquisition of DBS shares by Bezeq and the transaction between DBS and Space Communications Ltd. for the purchase by DBS of satellite segments from Space Communications Ltd.) to Bezeq’s controlling shareholder and associates; and (3) promoting Bezeq’s interests in the Ministry of Communications in violation of the Penal Law and the Israel Securities Law. The notice further stated that the Investigation file was transferred to the District Attorney’s Office and that the District Attorney’s Office is authorized to decide on how to continue to proceed with this matter. It should be noted that in this context, on November 20, 2017, Bezeq and DBS received a “letter of notice to the suspect” indicating that the investigation file relating to Bezeq and DBS as suspects was transferred to the Attorney General for review.

On February 18, 2018, the ISA and the Israel Police issued a joint press release stating that in view of the evidence the ISA found in its investigation, which raised suspicions of additional offenses, a new joint investigation was opened on that date by investigators of the ISA and the Unit for Combating Economic Crime at Lahav 433. Pursuant to such investigation, a number of suspects were arrested, including senior officers of the Bezeq Group (including a former director and controlling shareholder in Bezeq and Bezeq’s CEO), and were subsequently released under restrictive conditions.

To the best of Bezeq’s knowledge, and based on the Court’s rulings, the officers are suspected, together with others, of offenses of fraud, administrative offenses, obstruction of justice, bribery, offenses under the Israel Securities Law, deception and breach of trust in a company, and also some offenses under the Prohibition on Money Laundering Law, 2000.

Subsequent to the opening of the investigation, a number of legal proceedings were commenced against Bezeq, officers of Bezeq, and companies of the group of controlling shareholders in Bezeq, including motions for certification of class actions and motions for discovery of documents before submitting a motion for certification of a derivative claim. For further information, see Note 20.

Bezeq does not have full information about the investigations described in this section, or the content, the materials or the evidence in the possession of the legal authorities. In addition, in view of the provisions of Israeli law and the concern of obstructing investigation proceedings, Bezeq at present is prevented from, and is avoiding, the examination of all matters that were raised in the investigations. This restricts Bezeq’s activity, including in all matters relating to audits and assessments required for publishing Bezeq’s reports. Accordingly, Bezeq is unable to assess the effects of the investigations, their findings and their results on Bezeq and its officers, on the internal control of Bezeq, on the financial statements and on the estimates, if any, used in the preparation of these financial statements.